Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(5)	Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	119,478	129,848
Motor vehicles	10,443	10,292
Leasehold improvements	6,192	14,284
Total	148,430	166,741
Less: Accumulated depreciation	(122,355)	(128,807)
Property, plant and equipment, net	26,075	37,934

No impairment for property, plant and equipment was recorded for the years ended December 31, 2016, 2017 and 2018.